S-K 1602(c) Dilution	Jul. 31, 2025 USD ($) $ / shares shares
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.58
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.42
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.58
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.65
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.35
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.65
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	6
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.36
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.64
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.36
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.6
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.4
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.6
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.67
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	4.33
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.67
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.02
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.98
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.02
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.34
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.66
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.34
Proceeds Held in Trust Subject to Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (69,000,000)
Without Over-Allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	6.58
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.42
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 45,883,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,969,700
Without Over-Allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	5.65
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.35
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 30,883,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,469,700
Without Over-Allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	4
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 15,883,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,969,700
Without Over-Allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	0.36
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.64
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 883,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,469,700
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 60,945,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,945,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,945,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	60,945,000
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
Without Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(15,000,000)
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(30,000,000)
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(45,000,000)
Without Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(60,000,000)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(82,030)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(82,030)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(82,030)
Without Over-Allotment Option Exercised [Member] | Over-Allotment Option Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (82,030)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(225,000)
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	227,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	600,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	600,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	600,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	600,000
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	22,700
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	22,700
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	22,700
Without Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	22,700
Without Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	60,000
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,500,000)
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,000,000)
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(4,500,000)
Without Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(6,000,000)
With Over-Allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.6
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.4
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 52,715,807
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,985,125
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.6
With Over-Allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.67
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.33
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 35,465,807
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,260,125
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.67
With Over-Allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.02
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.98
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 18,215,807
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,535,125
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.02
With Over-Allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.34
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 9.66
Net Tangible Book Value (in Dollars) | $	$ (109,177)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 965,807
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,725,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,810,125
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.34
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 69,945,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,945,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,945,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	69,945,000
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
With Over-Allotment Option Exercised [Member] | Offering Costs Accrued in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	129,984
With Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(17,250,000)
With Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(34,500,000)
With Over-Allotment Option Exercised [Member] | Proceeds Held in Trust Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (51,750,000)
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Public Units Offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,900,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	233,750
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	690,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	690,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	690,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	690,000
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	23,375
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	23,375
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	23,375
With Over-Allotment Option Exercised [Member] | Ordinary Shares Underlying the Rights to be Included in the Private Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	23,375
With Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Representative Share [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Deferred Compensation Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	69,000
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,725,000)
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,450,000)
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,175,000)
With Over-Allotment Option Exercised [Member] | Shares Subject to Redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(6,900,000)